Form N-CSR Cover	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2026
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the ARS Core Equity Portfolio ETF (the “Fund”) for the period of November 20, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/acep/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Shareholder Report Annual or Semi-Annual		annual shareholder report